Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	€ 3,990	€ 2,480
Cash flow interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	720	780
Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	1,250	0
Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	4,550	4,640
Average | Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	3,850	4,120
Average | Cash flow interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	740	580
Average | Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	420	1,100
Average | Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	4,630	4,640
Highest | Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	4,290	6,930
Highest | Cash flow interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	780	780
Highest | Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	1,250	1,730
Highest | Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	4,640	4,640
Lowest | Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	3,290	2,480
Lowest | Cash flow interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	750	510
Lowest | Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	0	0
Lowest | Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	€ 4,550	€ 4,640